Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Cash held at bank collateralizing letters of credit		1,194,000
Restricted cash [Abstract]
Gross proceeds of Senior Secured Convertible Notes financing into escrow account	1,000,000
Percentage of aggregate principal amount of notes transfer by escrow agent if milestones not achieved (in hundredths)	40.00%
Reverse Stock Split [Abstract]
Reverse stock split conversion ratio (in shares)	10
Shares underlying warrants outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	80,250,702	1,064,616
Shares underlying options outstanding [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	234,465	174,872
Unvested restricted stock [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	74,372	13,988
Convertible notes payable [Member]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding [Abstract]
Potentially dilutive securities have been excluded from computations of diluted weighted-average shares outstanding (in shares)	20,007,002	0
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	3 years
Laboratory, Office and Warehouse Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful life	7 years